Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
CASH FLOW FROM OPERATING ACTIVITIES:
Net loss	$ (5,931,000)	$ (3,017,000)	$ (1,613,972)	$ (5,787,364)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	162,000	122,000	86,875	173,902
Fair value of vested options	250,000			711,404
Fair value of shares issued for services	1,068,000	1,856,000	194,030	2,424,121
Fair value of common shares issued to employees and officer	106,000
Fair value of preferred shares issued to officer	465,000
Fair value of warrants issued for services			376,510
Extinguishment of derivative liabilities				(145,565)
Change in fair value of derivative	(101,000)			(19,491)
Gail (Loss) on debt extinguishment	795,000		(41,000)
Impairment of operating lease right of use asset	255,000
Fee Notes Issued	60,000
Net Gain on Settlement of AP and Accrued Expenses	(16,000)
Accretion of Premium	226,000
Private placement costs				238,395
Amortization of convertible note discount	396,000			185,330
Gain on forgiveness of accrued interest			(21,000)
Amortization of right-of-use asset	106,000	58,000		87,132
Interest accrual
Changes in operating assets and liabilities:
Accounts receivable	22,000	(37,000)	(19,561)	(8,699)
Inventories	(34,000)			(122,519)
Prepaid Expenses	7,000			(7,500)
Accounts payable and accrued liabilities	386,000	29,000	9,617	63,981
Deferred revenue	(26,000)	76,000		68,212
Operating lease liabilities				(82,659)
Net cash used in operating activities	(1,804,000)	(968,000)	(1,028,501)	(2,221,320)
CASH FLOW FROM INVESTING ACTIVITIES:
Purchase of equipment	(80,000)	(84,000)	(175,000)	(114,500)
Payment of security deposit			(16,770)	(16,882)
Net cash used in investment activities	(80,000)	(84,000)	(191,770)	(131,382)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from shares to be issued	50,000		306,000	530,000
Proceeds from shares issued for cash	125,000	1,110,000	1,300,018	2,090,375
Proceeds from convertibles notes payable	712,000			326,800
Proceeds from revenue sharing loan	250,000
Proceeds from PPP and EIDL loans	294,000
Proceeds from notes payable	378,000		100,000
Principal payment of convertible note payable	(282,000)			(73,000)
Principal payments of notes payable	(65,000)	(59,000)		(124,150)
Costs of recapitalization			(495,760)
Net cash provided by financing activities	1,462,000	1,051,000	1,210,258	2,750,025
Increase (decrease) in cash	(422,000)	(1,000)	(10,013)	397,323
Cash and cash equivalents, beginning of period	433,143	35,820	45,833	35,820
Cash and cash equivalents, end of period	11,000	29,000	35,820	433,143
Supplemental Disclosures of Cash Flow Information:
Cash paid for taxes			1,600	800
Cash paid for interest	17,000			15,080
Non-cash investing and financing activities
Recognition of right-of-use asset and liability	92,000	410,000
Reclass to long term Convertible Notes payable	(52,000)
Premium on Convertible notes Payable	(70,000)
Discount on Convertible Notes Payable	(725,000)
Reclass to Settlement Payable	7,000
Original issuance discount	(131,000)			28,200
Discount revenue loan	(28,000)
Conversions	186,000
Recognition of beneficial conversion feature	353,000
Shared to be issued	(535,000)
Derivative liabilities allocated to convertible note discount	173,000			326,800
Fair value of shares for loan fee				54,990
Shares issued for cashless exercise of warrant				2,590
Fair value of shares issued for settlement of convertible notes payable			$ 1,015,000
Common Stock for services	(6,000)
Fair Value of Options	$ 529,000